Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Related Party Transaction [Line Items]
Long-term borrowings	$ 4,225,990	$ 5,472,384
Loans provided by Narumi Okazaki	2,780,350
Repayment of loan to Narumi Okazaki	$ (192,621)
Discounted interest rate of related party transaction	10.50%
Deemed capital contribution	$ 496,042
Narumi Okazaki [Member]
Related Party Transaction [Line Items]
Name of related parties	Significant shareholder of the Group
Amount due to a related party	$ 21,339	3,050
Long-term borrowings	2,136,815
Expenses paid by Narumi Okazaki on behalf of the Group	6,804	26,750
Repayment of the expenses paid by Narumi Okazaki on behalf of the Group	9,753	19,801
Loans provided by Narumi Okazaki	2,780,350
Repayment of loan to Narumi Okazaki	192,621
Accrual loan interest from Narumi Okazaki	26,203
Payment for loan interest from Narumi Okazaki	$ 4,396
Keiko Okazaki [Member]
Related Party Transaction [Line Items]
Name of related parties	Significant shareholder of the Group
Related Party [Member]
Related Party Transaction [Line Items]
Amount due to a related party	$ 21,339	$ 3,050